LEASES (Schedule of Disclosures of Lease Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Repayment of leases liabilities	$ (508)	$ (630)
Interest	144	139
Balance as of December 31,	1,741	2,006
Lease liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	2,450
Cumulative effect adjustment on accumulated liabilities as a result of adopting IFRS 16		2,522
Repayment of leases liabilities	(652)	(630)
Effect of changes in exchange rates	162	199
New finance lease obligation recognized	283	193
Adjustments for indexation	(35)	27
Interest	144	139
Disposals-Termination of leases	(45)
Balance as of December 31,	2,307	2,450
Current maturities of long-term leases	(566)	(444)
Balance as of December 31,	1,741	2,006
Lease liabilities [Member] | Buildings [member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	2,225
Cumulative effect adjustment on accumulated liabilities as a result of adopting IFRS 16		2,344
Repayment of leases liabilities	(479)	(458)
Effect of changes in exchange rates	134	189
New finance lease obligation recognized
Adjustments for indexation	(17)	11
Interest	134	139
Disposals-Termination of leases	(44)
Balance as of December 31,	1,953	2,225
Current maturities of long-term leases	(396)	(403)
Balance as of December 31,	1,557	1,822
Lease liabilities [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	225
Cumulative effect adjustment on accumulated liabilities as a result of adopting IFRS 16		178
Repayment of leases liabilities	(173)	(172)
Effect of changes in exchange rates	28	10
New finance lease obligation recognized	283	193
Adjustments for indexation	(18)	16
Interest	10
Disposals-Termination of leases	(1)
Balance as of December 31,	354	225
Current maturities of long-term leases	(170)	(41)
Balance as of December 31,	$ 184	$ 184